TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 12,322	$ 19,105	$ 29,128
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Income taxes at statutory rate	$ 2,834	$ 4,394	$ 6,699
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(120)	(2,646)	(2,527)
Non-deductible expenses, net	1,764	2,025	701
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	(868)	707	(670)
Tax adjustment in respect of foreign subsidiaries' different tax rates	(251)	772	(453)
Uncertain tax position	1,659	1,037	482
Changes in valuation allowance	(280)	112	184
Others	(38)	(158)	144
Income tax expense	$ 4,700	$ 6,243	$ 4,560
Effective tax rate	38.00%	33.00%	16.00%
Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$ (0.00)	$ (0.08)	$ (0.07)